UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (64.2%)(a)
	Shares	Value

Basic materials (2.0%)

Alcoa Corp.(NON)	4,348	$175,659

Apollo Global Management, LLC Class A	2,925	101,059

Archer-Daniels-Midland Co.	873	43,886

DowDuPont, Inc.	16,665	1,071,726

FMC Corp.	4,951	431,628

PPG Industries, Inc.	1,536	167,624

Sherwin-Williams Co. (The)	1,389	632,287

Summit Materials, Inc. Class A	12,657	230,104

W.R. Grace & Co.	1,382	98,758

		2,952,731
Capital goods (5.5%)

Aptiv PLC	2,369	198,759

Ball Corp.	7,126	313,473

Boeing Co. (The)	2,378	884,378

Deere & Co.	1,839	276,457

Emerson Electric Co.	15,077	1,154,587

Fortive Corp.(S)	9,697	816,487

Honeywell International, Inc.	9,179	1,527,386

John Bean Technologies Corp. (JBT)	571	68,120

Raytheon Co.	3,203	661,932

Roper Technologies, Inc.	2,707	801,840

Textron, Inc.	9,850	703,980

Waste Connections, Inc.	8,036	641,032

		8,048,431
Communication services (2.0%)

AT&T, Inc.	24,579	825,363

Charter Communications, Inc. Class A(NON)	1,873	610,373

Comcast Corp. Class A	15,914	563,515

SBA Communications Corp.(NON)(R)	2,499	401,414

Verizon Communications, Inc.	10,459	558,406

		2,959,071
Computers (2.1%)

Apple, Inc.	14,049	3,171,421

		3,171,421
Conglomerates (0.8%)

Danaher Corp.	11,392	1,237,855

		1,237,855
Consumer cyclicals (7.9%)

Advance Auto Parts, Inc.	1,604	270,001

Amazon.com, Inc.(NON)	1,578	3,160,734

BJ's Wholesale Club Holdings, Inc.(NON)	3,246	86,928

Booking Holdings, Inc.(NON)	339	672,576

Burlington Stores, Inc.(NON)	1,411	229,880

Clorox Co. (The)	2,785	418,892

Ecolab, Inc.	564	88,424

General Motors Co.	25,168	847,407

Hilton Worldwide Holdings, Inc.	7,109	574,265

Home Depot, Inc. (The)	7,911	1,638,764

Live Nation Entertainment, Inc.(NON)	6,095	331,995

MGM Resorts International	7,442	207,706

NIKE, Inc. Class B	6,570	556,610

O'Reilly Automotive, Inc.(NON)	699	242,777

TJX Cos., Inc. (The)	5,224	585,192

Twenty-First Century Fox, Inc. Class A	12,648	585,982

Walmart, Inc.	7,368	691,929

Wynn Resorts, Ltd.	2,994	380,418

		11,570,480
Consumer staples (4.3%)

Chipotle Mexican Grill, Inc.(NON)	925	420,431

Coca-Cola Co. (The)	34,364	1,587,273

Costco Wholesale Corp.	2,215	520,259

Heineken NV (Netherlands)	1,606	150,589

Kellogg Co.	7,474	523,329

McCormick & Co., Inc. (non-voting shares)(S)	4,127	543,732

PepsiCo, Inc.	4,775	533,845

Procter & Gamble Co. (The)	12,961	1,078,744

Restaurant Brands International, Inc. (Canada)	2,590	153,535

Walgreens Boots Alliance, Inc.	5,851	426,538

Yum China Holdings, Inc. (China)	13,270	465,910

		6,404,185
Electronics (2.4%)

Intel Corp.	16,007	756,971

NXP Semiconductor NV(NON)	9,943	850,127

ON Semiconductors Corp.(NON)	25,960	478,443

Qualcomm, Inc.	20,889	1,504,635

		3,590,176
Energy (3.5%)

Anadarko Petroleum Corp.	4,505	303,682

BP PLC (United Kingdom)	204,944	1,574,162

Cairn Energy PLC (United Kingdom)(NON)	106,768	323,690

Cenovus Energy, Inc. (Canada)	92,311	926,934

ConocoPhillips	5,420	419,508

Exxon Mobil Corp.	11,034	938,111

Noble Energy, Inc.	8,078	251,953

Seven Generations Energy, Ltd. Class A (Canada)(NON)	31,432	374,755

		5,112,795
Financials (10.6%)

American International Group, Inc.	8,496	452,327

Assured Guaranty, Ltd.	18,629	786,703

Bank of America Corp.	72,110	2,124,361

BlackRock, Inc.	1,384	652,321

Chubb, Ltd.	3,402	454,643

Citigroup, Inc.	23,811	1,708,201

E*Trade Financial Corp.(NON)	14,517	760,546

Gaming and Leisure Properties, Inc.(R)	10,903	384,331

Goldman Sachs Group, Inc. (The)	4,937	1,107,073

Intercontinental Exchange, Inc.	5,917	443,124

Invesco, Ltd.	9,277	212,258

Investment Technology Group, Inc.	6,914	149,757

JPMorgan Chase & Co.	11,473	1,294,613

KKR & Co., Inc. Class A	43,670	1,190,881

Oportun Financial Corp. (acquired 6/23/15, cost $42,371) (Private)(F)(RES)(NON)	14,867	31,877

Prudential PLC (United Kingdom)	43,442	996,270

Raymond James Financial, Inc.	6,087	560,308

Visa, Inc. Class A	12,337	1,851,660

Yellow Cake PLC (United Kingdom)(NON)	117,342	374,712

		15,535,966
Health care (8.3%)

Alexion Pharmaceuticals, Inc.(NON)	3,082	428,429

Amgen, Inc.	2,701	559,890

Baxter International, Inc.	5,984	461,307

Becton Dickinson and Co. (BD)	4,440	1,158,840

Biogen, Inc.(NON)	1,122	396,414

Boston Scientific Corp.(NON)	17,400	669,900

Bristol-Myers Squibb Co.	12,250	760,480

Cigna Corp.	4,646	967,530

Cooper Cos., Inc. (The)	1,604	444,549

Eli Lilly & Co.	2,068	221,917

Gilead Sciences, Inc.	12,121	935,862

Intuitive Surgical, Inc.(NON)	799	458,626

Jazz Pharmaceuticals PLC(NON)	2,966	498,674

Johnson & Johnson	5,505	760,626

Merck & Co., Inc.	14,407	1,022,033

Mettler-Toledo International, Inc.(NON)	600	365,388

Pfizer, Inc.	14,779	651,311

UnitedHealth Group, Inc.	3,438	914,646

Vertex Pharmaceuticals, Inc.(NON)	2,583	497,847

		12,174,269
Software (5.0%)

Activision Blizzard, Inc.	16,675	1,387,193

Adobe Systems, Inc.(NON)	3,794	1,024,190

Everbridge, Inc.(NON)	6,526	376,159

Microsoft Corp.	32,181	3,680,541

NetEase, Inc. ADR (China)	2,184	498,498

Tencent Holdings, Ltd. (China)	8,536	352,416

		7,318,997
Technology services (5.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	730	120,275

Alphabet, Inc. Class A(NON)	2,541	3,067,190

DXC Technology Co.	11,876	1,110,644

Facebook, Inc. Class A(NON)	10,133	1,666,473

Fidelity National Information Services, Inc.	3,311	361,131

First Data Corp. Class A(NON)	17,185	420,517

GoDaddy, Inc. Class A(NON)	3,394	283,026

NCSOFT Corp. (South Korea)	1,621	646,646

Salesforce.com, Inc.(NON)	6,625	1,053,574

		8,729,476
Transportation (1.0%)

Norfolk Southern Corp.	4,842	873,981

Union Pacific Corp.	3,668	597,260

		1,471,241
Utilities and power (2.9%)

Ameren Corp.	1,946	123,026

American Electric Power Co., Inc.	10,137	718,511

Dominion Energy, Inc.	4,136	290,678

Duke Energy Corp.	3,208	256,704

Edison International	2,819	190,790

Exelon Corp.	13,037	569,195

Kinder Morgan, Inc.	48,843	865,986

NextEra Energy, Inc.	3,011	504,644

NRG Energy, Inc.	17,772	664,673

PG&E Corp.	2,619	120,500

		4,304,707

Total common stocks (cost $78,650,793)		$94,581,801

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.9%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.8%)

Government National Mortgage Association Pass-Through Certificates
3.50%, TBA, 10/1/48	$1,000,000	$994,063
3.50%, with due dates from 11/20/47 to 11/20/47	665,143	662,113
3.00%, TBA, 10/1/48	1,000,000	968,359

		2,624,535
U.S. Government Agency Mortgage Obligations (8.1%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	169,034	182,645
5.00%, 8/1/33	64,544	68,257
4.50%, TBA, 10/1/48	4,000,000	4,126,250
4.00%, TBA, 11/1/48	2,000,000	2,016,719
4.00%, TBA, 10/1/48	2,000,000	2,019,375
3.50%, 1/1/57	1,736,070	1,704,943
3.50%, TBA, 10/1/48	1,000,000	984,063
3.00%, 6/1/46	809,646	777,387

		11,879,639

Total U.S. government and agency mortgage obligations (cost $14,681,168)		$14,504,174

U.S. TREASURY OBLIGATIONS (11.4%)(a)
	Principal amount	Value

U.S. Treasury Bonds
3.00%, 2/15/47	$630,000	$607,172
2.75%, 8/15/42(SEG)	1,970,000	1,824,066

U.S. Treasury Notes
2.75%, 2/15/24	990,000	979,551
2.125%, 12/31/22	1,800,000	1,741,542
2.00%, 2/15/22	1,790,000	1,738,174
2.00%, 11/30/20	2,920,000	2,868,649
1.875%, 11/30/21	1,780,000	1,725,613
1.50%, 5/31/20	3,580,000	3,505,155
1.125%, 12/31/19	950,000	931,564
1.00%, 8/31/19	920,000	906,520

Total U.S. treasury obligations (cost $17,329,005)		$16,828,006

CORPORATE BONDS AND NOTES (14.0%)(a)
	Principal amount	Value

Basic materials (0.8%)

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	$71,000	$72,295

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	165,000	163,893

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	135,000	177,462

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	5,187

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	81,000	81,497

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	54,000	51,865

International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	40,000	40,355

International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	13,834

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	115,000	109,438

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	15,000	13,325

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	150,000	141,067

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	181,805

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	12,912

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	82,000	103,711

		1,168,646
Capital goods (0.3%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	115,000	110,305

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	10,000	9,620

Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	135,000	126,943

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	110,000	108,805

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	135,000	134,188

		489,861
Communication services (1.1%)

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	85,000	79,429

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	75,000	69,852

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	10,964

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28	180,000	174,749

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	30,000	29,809

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	101,000	108,573

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	38,000	38,586

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	74,000	70,115

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	25,000	30,471

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	76,000	67,636

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	27,000	32,581

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	135,000	127,452

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	95,000	89,247

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	75,000	71,127

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	85,000	79,861

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	10,000	10,296

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	23,701

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)	10,000	12,892

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	13,234

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	35,000	33,763

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	150,000	139,707

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	60,000	60,274

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	80,000	78,400

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	105,000	103,449

		1,556,168
Consumer cyclicals (1.6%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	135,000	159,664

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	80,000	75,096

Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	115,000	113,283

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	95,000	91,025

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	29,757

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	92,000	94,303

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	190,000	189,879

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	45,000	44,981

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	64,000	57,261

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	76,000	71,790

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	24,000	23,522

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	58,579

Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	175,000	167,629

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	35,000	32,888

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	47,000	45,715

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	20,000	19,356

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	135,000	133,074

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	145,000	147,175

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	37,000	35,520

Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	177,000	177,265

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	135,000	125,333

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	65,000	64,977

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	55,000	52,237

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	49,484

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	52,000	53,344

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	125,000	120,000

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	130,000	122,363

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 5.75%, 4/1/27	5,000	4,713

		2,360,213
Consumer staples (1.1%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	221,000	223,502

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	25,000	24,292

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	190,000

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	136,296	158,336

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	12,969	12,769

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	74,000	86,079

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	187,851

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	85,000	92,927

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	170,000	150,144

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	120,000	117,600

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	176,000	176,691

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	105,000	99,866

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	80,000	75,916

		1,595,973
Energy (1.1%)

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	70,000	66,628

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	65,000	65,244

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	135,000	128,857

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	257,000	246,078

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	33,711

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	50,000	55,224

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	35,000	36,351

EOG Resources, Inc. sr. unsec. unsub. notes 5.625%, 6/1/19	30,000	30,552

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	110,000	103,071

Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	70,000	79,218

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	55,000	63,525

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	29,254

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	39,000	36,465

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	30,000	29,102

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	135,000	138,671

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	65,000	63,213

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	128,419

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	160,000	160,922

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	25,000	24,837

		1,519,342
Financials (4.3%)

Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	50,000	49,277

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	25,000	23,086

Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	109,204

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	75,000	77,438

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	114,000	143,070

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	200,000	183,090

Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20	35,000	37,340

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	33,520

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	172,855

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	40,000	37,374

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	73,000	73,349

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	10,000	10,235

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	203,095

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	89,000	94,266

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	80,000	78,175

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	27,000	28,058

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	73,000	74,442

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	54,000	55,080

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,480

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	245,000	238,980

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	110,000	108,729

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	40,000	40,900

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)	280,000	272,323

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	145,000	144,881

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)	130,000	128,167

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	35,000	35,496

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	28,420

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	225,000	221,705

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	240,000	232,846

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	238,000	293,139

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	61,000	55,933

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	30,000	29,214

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	200,000	210,577

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	26,910

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	120,000	122,700

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	355,000	324,261

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	60,000	63,179

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	26,000	30,420

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	155,000	238,040

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	490,000

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	30,000	30,339

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	35,000	32,679

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	56,000	65,728

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	35,000	36,488

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	137,000	136,829

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	43,564

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	46,025

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	265,000	266,770

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	52,497

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	68,000	63,908

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	363,287

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	90,000	90,298

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	68,250

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	110,000	115,310

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	135,000	136,112

		6,377,338
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)	500,000	590,016

		590,016
Health care (1.1%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	10,000	9,679

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	5,000	4,966

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	82,113

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	42,000	38,021

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	30,000	29,315

Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47	129,000	127,590

Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	111,000	106,142

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	39,000	39,891

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	116,000	115,444

Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	115,000	116,760

Halfmoon Parent, Inc. 144A sr. unsub. notes 3.75%, 7/15/23	296,000	295,094

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	55,000	56,581

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	30,000	30,413

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	10,250

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	20,000	19,175

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	70,000	70,982

Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	28,794

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	100,000	92,304

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	70,000	66,664

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	200,000	200,492

Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	110,000	108,867

		1,649,537
Technology (1.1%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	105,000	94,622

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	65,000	67,584

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	158,000	148,748

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	28,000	34,853

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	129,000	135,661

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	85,000	85,168

Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	200,000	200,420

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	104,000	127,158

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	125,000	123,816

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	95,000	87,595

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27	92,000	88,434

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	113,000	104,878

Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	190,000	188,374

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	60,000	56,765

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	125,000	120,884

		1,664,960
Transportation (0.1%)

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	56,000	52,127

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	61,212	64,339

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	16,587	16,411

		132,877
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	60,000	60,600

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	55,000	63,391

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	17,417

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	35,000	34,279

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	94,423

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	45,000	42,383

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	55,000	55,349

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	60,000	56,481

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	4,000	3,891

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	6,000	6,104

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	145,000	158,281

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	30,000	36,172

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	33,948

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	16,425

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	40,000	39,941

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	70,000	68,097

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	10,000	12,217

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	90,000	84,375

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	55,000	62,186

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	60,000	61,304

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	135,000	139,078

WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.426%, 5/15/67	300,000	290,613

		1,436,955

Total corporate bonds and notes (cost $20,471,489)		$20,541,886

MORTGAGE-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.916%, 10/25/27 (Bermuda)	$75,152	$75,286

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	124,000	122,030
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	93,000	94,278

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.612%, 12/10/47(WAC)	45,000	43,493
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	100,000	103,198

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.566%, 1/25/29	7,004	7,023

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.846%, 6/10/47(WAC)	159,000	158,138

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.601%, 3/15/45(WAC)	217,000	205,249

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	220,229	18,389

WF-RBS Commercial Mortgage Trust Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	101,000	102,145

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.865%, 3/15/44(WAC)	82,000	72,608

Total mortgage-backed securities (cost $1,138,949)		$1,001,838

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$41,566

North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	77,523

OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	45,138

Total municipal bonds and notes (cost $125,176)		$164,227

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, zero % cv. pfd. (acquired 6/23/15, cost $117) (Private)(F)(RES)(NON)	41	$88

Oportun Financial Corp. Ser. B-1, zero % cv. pfd. (acquired 6/23/15, cost $2,211) (Private)(F)(RES)(NON)	702	1,664

Oportun Financial Corp. Ser. C-1, zero % cv. pfd. (acquired 6/23/15, cost $5,197) (Private)(F)(RES)(NON)	1,021	3,910

Oportun Financial Corp. Ser. D-1, zero % cv. pfd. (acquired 6/23/15, cost $7,538) (Private)(F)(RES)(NON)	1,481	5,671

Oportun Financial Corp. Ser. E-1, zero % cv. pfd. (acquired 6/23/15, cost $4,227) (Private)(F)(RES)(NON)	770	3,180

Oportun Financial Corp. Ser. F, zero % cv. pfd. (acquired 6/23/15, cost $12,764) (Private)(F)(RES)(NON)	1,662	9,603

Oportun Financial Corp. Ser. F-1, zero % cv. pfd. (acquired 6/23/15, cost $35,793) (Private)(F)(RES)(NON)	12,559	26,928

Oportun Financial Corp. Ser. G, zero % cv. pfd. (acquired 6/23/15, cost $45,261) (Private)(F)(RES)(NON)	15,881	34,051

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $72,763) (Private)(F)(RES)(NON)	25,555	54,739

Total convertible preferred stocks (cost $185,871)		$139,834

SHORT-TERM INVESTMENTS (8.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	1,344,245	$1,344,245

Putnam Short Term Investment Fund 2.24%(AFF)	11,305,661	11,305,661

Total short-term investments (cost $12,649,906)		$12,649,906

TOTAL INVESTMENTS

Total investments (cost $145,232,357)		$160,411,672

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $4,989,943) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	12/19/18	$560,603	$558,096	$(2,507)
	Canadian Dollar	Sell	10/17/18	167,598	164,090	(3,508)
	Euro	Buy	12/19/18	27,697	27,763	(66)
Barclays Bank PLC
	British Pound	Sell	12/19/18	977,164	972,292	(4,872)
	Canadian Dollar	Sell	10/17/18	427,746	418,723	(9,023)
Citibank, N.A.
	British Pound	Sell	12/19/18	724,794	718,081	(6,713)
Goldman Sachs International
	British Pound	Sell	12/19/18	805,909	802,570	(3,339)
	Canadian Dollar	Sell	10/17/18	262,859	257,342	(5,517)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	10/17/18	92,860	90,909	(1,951)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/17/18	444,397	435,121	(9,276)
	Israeli Shekel	Buy	10/17/18	264,722	263,972	750
	Israeli Shekel	Sell	10/17/18	264,722	265,592	870
WestPac Banking Corp.
	Canadian Dollar	Sell	10/17/18	15,722	15,392	(330)

Unrealized appreciation						1,620

Unrealized (depreciation)						(47,102)

Total						$(45,482)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	9	$1,311,291	$1,313,550	Dec-18	$887

Unrealized appreciation					887

Unrealized (depreciation)					—

Total					$887

TBA SALE COMMITMENTS OUTSTANDING at 9/30/18 (proceeds receivable $3,944,063) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.00%, 10/1/48	$2,000,000	10/11/18	$2,019,375
Federal National Mortgage Association, 3.00%, 10/1/48	2,000,000	10/11/18	1,913,594

Total			$3,932,969

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $147,212,946.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $171,711, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,262,000	$15,191,789	$15,109,544	$17,759	$1,344,245
	Putnam Short Term Investment Fund**	13,748,601	21,748,177	24,191,117	165,342	11,305,661

	Total Short-term investments	$15,010,601	$36,939,966	$39,300,661	$183,101	$12,649,906
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,344,245, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,321,530.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $75,283.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $11,125,202 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $45,482 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,952,731	$—	$—
Capital goods	8,048,431	—	—
Communication services	2,959,071	—	—
Conglomerates	1,237,855	—	—
Consumer cyclicals	11,570,480	—	—
Consumer staples	6,404,185	—	—
Energy	5,112,795	—	—
Financials	15,504,089	—	31,877
Health care	12,174,269	—	—
Technology	22,810,070	—	—
Transportation	1,471,241	—	—
Utilities and power	4,304,707	—	—
Total common stocks	94,549,924	—	31,877
Convertible preferred stocks	—	—	139,834
Corporate bonds and notes	—	20,541,886	—
Mortgage-backed securities	—	1,001,838	—
Municipal bonds and notes	—	164,227	—
U.S. government and agency mortgage obligations	—	14,504,174	—
U.S. treasury obligations	—	16,828,006	—
Short-term investments	11,305,661	1,344,245	—

Totals by level	$105,855,585	$54,384,376	$171,711

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(45,482)	$—
Futures contracts	887	—	—
TBA sale commitments	—	(3,932,969)	—

Totals by level	$887	$(3,978,451)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,620	$47,102
Equity contracts	887	—

Total	$2,507	$47,102

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		8
Forward currency contracts (contract amount)		$6,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018